UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):          [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            SIB LLC
Address:         c/o The Millburn Corporation
                 1270 Avenue of the Americas
                 New York, New York 10020

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Kenneth P. Pearlman
Title:           Principal of SIB LLC
Phone:           305-937-7484

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman         Sunny Isles, Florida           April 13, 2012
------------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $128,476
                                          (thousands)

List of Other Included Managers:                   None








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                                                                  FORM 13F INFORMATION TABLE

             COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8
             --------              --------      --------    --------      --------         --------     --------       --------
                                                              VALUE    SHRS OR SH/ PUT/    INVESTMENT     OTHER     VOTING AUTHORITY
          NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT PRN CALL    DISCRETION    MANAGERS   SOLE SHARED NONE
          --------------        --------------    -----     --------   ----------------    ----------    --------   ----------------

ABB LTD                         SPONSORED ADR   000375204     3,322    162,750 SH           Sole            N/A           162,750

AMERICAN AXLE & MFG HLDGS IN         COM        024061103     2,230    190,400 SH           Sole            N/A           190,400

AMERICAN EAGLE OUTFITTERS NE         COM        02553E106     4,754    276,543 SH           Sole            N/A           276,543

CARMAX INC                           COM        143130102     3,077     88,788 SH           Sole            N/A            88,788

CARNIVAL CORP                     PAIRED CTF    143658300     1,904     59,350 SH           Sole            N/A            59,350

CARTER INC                           COM        146229109     5,327    107,030 SH           Sole            N/A           107,030

COACH INC                            COM        189754104     7,968    103,100 SH           Sole            N/A           103,100

DICKS SPORTING GOODS INC             COM        253393102     3,376     70,210 SH           Sole            N/A            70,210

FRESH MKT INC                        COM        35804H106        48      1,000 SH           Sole            N/A             1,000

HEARTLAND EXPRESS INC                COM        422347104     3,992    276,092 SH           Sole            N/A           276,092

HUNT J B TRANS SVCS INC              COM        445658107    11,763    216,360 SH           Sole            N/A           216,360

KNIGHT TRANSN INC                    COM        499064103     6,550    370,877 SH           Sole            N/A           370,877

LENNAR CORP                          CL A       526057104       152      5,600 SH           Sole            N/A             5,600

LOWES COS INC                        COM        548661107     4,255    135,600 SH           Sole            N/A           135,600

LULULEMON ATHLETICA INC              COM        550021109    16,497    220,756 SH           Sole            N/A           220,756

OLD DOMINION FGHT LINES INC          COM        679580100    10,080    211,457 SH           Sole            N/A           211,457

PULTE GROUP INC                      COM        745867101       416     46,995 SH           Sole            N/A            46,995

QUANTA SVCS INC                      COM        74762E102     6,523    312,108 SH           Sole            N/A           312,108

RYANAIR HLDGS PLC               SPONSORED ADR   783513104    10,493    289,218 SH           Sole            N/A           289,218

SAFE BULKERS INC                     COM        Y7388L103       788    118,000 SH           Sole            N/A           118,000

SOUTHWESTERN ENERGY CO               COM        845467109     4,838    158,102 SH           Sole            N/A           158,102

STAPLES INC                          COM        855030102     2,081    128,545 SH           Sole            N/A           128,545

TEAVANA HLDGS INC                    COM        87819P102     2,785    141,205 SH           Sole            N/A           141,205

TEXAS ROADHOUSE INC                  COM        882681109     4,084    245,430 SH           Sole            N/A           245,430

THOR INDS INC                        COM        885160101     1,908     60,460 SH           Sole            N/A            60,460

TOLL BROTHERS INC                    COM        889478103     1,786     74,440 SH           Sole            N/A            74,440

URBAN OUTFITTERS INC                 COM        917047102     7,479    256,905 SH           Sole            N/A           256,905

                             TOTAL                          128,476

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